UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02280)

Exact name of registrant as specified in charter:	Putnam Convertible Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2013

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments:

Putnam Convertible Securities Fund

The fund's portfolio
7/31/13 (Unaudited)

CONVERTIBLE BONDS AND NOTES (64.7%)(a)
			Principal amount	Value

Aerospace and defense (0.4%)

Triumph Group, Inc. cv. sr. unsec. sub. notes 2 5/8s, 2026			$1,130,000	$3,257,225

				3,257,225
Airlines (—%)

Lufthansa Malta Blues LP 144A cv. sr. unsec. notes 0 3/4s, 2017 (Malta)		EUR	17,000	26,786

				26,786
Automotive (1.4%)

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			$3,455,000	6,730,772

TRW Automotive, Inc. cv. company guaranty sr. unsec. notes 3 1/2s, 2015			1,775,000	4,455,250

				11,186,022
Biotechnology (6.7%)

Auxilium Pharmaceuticals, Inc. cv. sr. unsec. notes 1 1/2s, 2018			5,420,000	5,484,363

Cubist Pharmaceuticals, Inc. cv. sr. unsec. notes 2 1/2s, 2017			3,490,000	7,686,725

Gilead Sciences, Inc. cv. sr. unsec. notes 1 5/8s, 2016			7,175,000	19,410,528

Medicines Co. (The) 144A cv. sr. unsec. notes 1 3/8s, 2017			3,951,000	5,047,403

Onyx Pharmaceuticals, Inc. cv. sr. unsec. notes 4s, 2016			735,000	2,482,463

PDL BioPharma, Inc. cv. sr. unsec. notes 3 3/4s, 2015			4,235,000	5,465,797

Sequenom, Inc. 144A cv. sr. unsec. notes 5s, 2017			4,065,000	3,948,131

United Therapeutics Corp. cv. sr. unsec. notes 1s, 2016			1,951,000	3,160,620

				52,686,030
Broadcasting (0.7%)

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			2,598,000	5,436,445

				5,436,445
Commercial and consumer services (1.9%)

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015			3,660,000	4,254,750

Priceline.com, Inc. cv. sr. unsec. unsub. notes 1s, 2018			9,224,000	11,011,150

				15,265,900
Communications equipment (0.9%)

Ciena, Inc. 144A cv. sr. unsec. notes 3 3/4s, 2018			2,684,000	3,621,723

Outerwall, Inc. cv. sr. unsec. unsub. notes 4s, 2014			2,300,000	3,130,875

				6,752,598
Computers (2.8%)

EMC Corp. cv. sr. unsec. notes 1 3/4s, 2013			7,610,000	12,418,569

Infinera Corp. 144A cv. sr. unsec. unsub. notes 1 3/4s, 2018			3,572,000	3,982,780

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017			4,260,000	5,396,888

				21,798,237
Conglomerates (0.8%)

Siemens Financieringsmaatschappij N.V. cv. company guaranty sr. unsec. bonds 1.65s, 2019 (Netherlands)			6,000,000	6,341,400

				6,341,400
Construction (0.7%)

Cemex SAB de CV cv. unsec. sub. notes 4 7/8s, 2015 (Mexico)			4,300,000	5,149,250

				5,149,250
Consumer (1.0%)

Jarden Corp. 144A cv. company guaranty sr. unsec. sub. notes 1 7/8s, 2018			6,451,000	7,619,276

				7,619,276
Consumer finance (2.6%)

DFC Global Corp. 144A cv. sr. unsec. unsub. notes 3 1/4s, 2017			4,924,000	5,088,954

Encore Capital Group, Inc. 144A cv. company guaranty sr. unsec. notes 3s, 2020			768,000	808,320

Encore Capital Group, Inc. 144A cv. sr. unsec. unsub. notes 3s, 2017			2,236,000	3,049,345

PHH Corp. cv. sr. unsec. unsub. notes 6s, 2017			2,440,000	4,761,050

Walter Investment Management Corp. cv. sr. unsec. sub. notes 4 1/2s, 2019			6,545,000	6,990,878

				20,698,547
Consumer services (0.8%)

Hertz Global Holdings, Inc. cv. sr. unsec. notes 5 1/4s, 2014			770,000	2,387,481

Shutterfly, Inc. 144A cv. sr. unsec. notes 0 1/4s, 2018			3,630,000	3,893,175

				6,280,656
Electronics (6.8%)

Intel Corp. cv. jr. sub. notes 3 1/4s, 2039			5,930,000	7,360,613

L-3 Communications Holdings, Inc. cv. company guaranty sr. unsec. bonds 3s, 2035			3,000,000	3,219,375

Mentor Graphics Corp. cv. sub. unsec. notes 4s, 2031			5,055,000	6,233,447

Micron Technology, Inc. 144A cv. sr. unsec. notes 1 5/8s, 2033			12,608,000	17,336,000

Vishay Intertechnology, Inc. 144A cv. sr. unsec. notes 2 1/4s, 2041			6,180,000	5,643,113

Xilinx, Inc. cv. sr. unsec. notes 2 5/8s, 2017			8,215,000	13,364,778

				53,157,326
Energy (oil field) (1.4%)

Hornbeck Offshore Services, Inc. 144A cv. company guaranty sr. unsec. notes 1 1/2s, 2019			4,399,000	5,306,294

SEACOR Holdings, Inc. 144A cv. sr. unsec. unsub. notes 2 1/2s, 2027			4,623,000	5,486,923

				10,793,217
Financial (0.4%)

Radian Group, Inc. cv. sr. unsec. unsub. notes 3s, 2017			1,992,000	2,829,885

				2,829,885
Health-care services (2.7%)

Allscripts Healthcare Solutions, Inc. 144A cv. sr. unsec. notes 1 1/4s, 2020			6,822,000	7,687,541

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018			6,622,000	8,174,031

WellPoint, Inc. 144A cv. sr. unsec. notes 2 3/4s, 2042			4,120,000	5,376,600

				21,238,172
Homebuilding (3.0%)

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018			8,170,000	8,813,388

Forestar Group, Inc. cv. sr. unsec. unsub. notes 3 3/4s, 2020			3,348,000	3,872,632

Lennar Corp. 144A cv. sr. notes 2 3/4s, 2020			1,934,000	3,152,420

M/I Homes, Inc. cv. company guaranty sr. sub. notes 3s, 2018			3,946,000	3,990,393

Standard Pacific Corp. cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2032			2,935,000	3,676,088

				23,504,921
Insurance (1.0%)

Fidelity National Financial, Inc. cv. sr. unsec. unsub. notes 4 1/4s, 2018			5,485,000	7,480,169

				7,480,169
Investment banking/Brokerage (0.9%)

Ares Capital Corp. cv. sr. unsec. notes 5 3/4s, 2016			5,538,000	6,025,344

Hercules Technology Growth Capital, Inc. cv. sr. unsec. notes 6s, 2016			732,000	867,420

				6,892,764
Lodging/Tourism (2.4%)

Host Hotels & Resorts LP 144A cv. company guaranty sr. unsec. notes 2 1/2s, 2029(R)			6,275,000	8,898,734

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015			8,255,000	9,622,234

				18,520,968
Machinery (0.2%)

Chart Industries, Inc. cv.sr. unsec. sub. notes 2s, 2018			1,290,000	1,603,748

				1,603,748
Manufacturing (1.6%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)			4,515,000	5,065,266

MasTec, Inc. cv. company guaranty sr. unsec. unsub. notes 4 1/4s, 2014			1,425,000	3,082,453

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036			3,575,000	4,135,828

				12,283,547
Media (2.2%)

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031			15,055,000	7,593,366

Liberty Interactive, LLC 144A cv. sr. unsec. unsub. notes 0 3/4s, 2043			8,359,000	9,362,080

				16,955,446
Medical technology (3.2%)

Accuray, Inc. 144A cv. sr. unsec. notes 3 1/2s, 2018			384,000	506,880

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2013 (China) (In default)(F)(NON)			3,213,000	257,040

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)			3,544,000	248,080

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (0s, 3/1/18) 2042(STP)			5,185,000	5,528,506

Insulet Corp. cv. sr. unsec. notes 3 3/4s, 2016			3,420,000	4,529,363

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017			3,966,000	5,443,335

Volcano Corp. cv. sr. unsec. unsub. notes 1 3/4s, 2017			4,629,000	4,397,550

Wright Medical Group, Inc. 144A cv. sr. unsec. unsub. notes 2s, 2017			3,535,000	4,414,331

				25,325,085
Metals (0.6%)

Newmont Mining Corp. cv. company guaranty sr. unsub. notes 1 5/8s, 2017			3,915,000	4,323,628

				4,323,628
Oil and gas (2.4%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/2s, 2037			5,165,000	4,942,259

Cobalt International Energy, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2019			5,958,000	6,669,236

Goodrich Petroleum Corp. cv. sr. unsec. unsub. notes 5s, 2029			2,810,000	2,864,444

Vantage Drilling Co. cv. sr. unsec. unsub. notes 7 7/8s, 2042			3,601,000	4,159,155

				18,635,094
Pharmaceuticals (2.3%)

Akorn, Inc. cv. sr. unsec. notes 3 1/2s, 2016			1,242,000	2,145,555

Endo Pharmaceuticals Holdings, Inc. cv. sr. unsec. sub. notes 1 3/4s, 2015			3,643,000	5,027,340

Opko Health, Inc. 144A cv. sr. unsec. notes 3s, 2033			2,755,000	2,934,075

Supernus Pharmaceuticals, Inc. 144A cv. sr. notes 7 1/2s, 2019			2,405,000	3,158,066

ViroPharma, Inc. cv. sr. unsec. notes 2s, 2017			2,707,000	5,121,306

				18,386,342
Real estate (2.3%)

Digital Realty Trust LP 144A cv. sr. unsec. notes 5 1/2s, 2029(R)			2,120,000	2,983,900

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			6,036,000	7,311,105

Morgans Hotel Group Co. cv. sr. sub. notes 2 3/8s, 2014(R)			2,444,000	2,398,175

RAIT Financial Trust cv. sr. unsec. unsub. notes 7s, 2031(R)			1,538,000	1,871,554

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4s, 2019			3,477,000	3,672,581

				18,237,315
Semiconductor (2.6%)

Linear Technology Corp. cv. sr. unsec. unsub. notes Ser. A, 3s, 2027			5,975,000	6,475,406

Novellus Systems, Inc. cv. sr. unsec. notes 2 5/8s, 2041			6,880,000	10,633,900

Photronics, Inc. cv. sr. unsec. notes 3 1/4s, 2016			3,253,000	3,496,975

				20,606,281
Shipping (0.1%)

Genco Shipping & Trading, Ltd. cv. sr. unsec. notes 5s, 2015			1,580,000	423,756

				423,756
Software (2.3%)

Dealertrack Technologies, Inc. cv. company guaranty sr. unsec. notes 1 1/2s, 2017			5,468,000	6,534,807

Safeguard Scientifics, Inc. 144A cv. sr. unsec. notes 5 1/4s, 2018			6,200,000	6,572,000

SYNNEX Corp. cv. sr. notes 4s, 2018			963,000	1,621,114

TeleCommunication Systems, Inc. cv. sr. unsec. notes 7 3/4s, 2018			3,005,000	2,982,463

				17,710,384
Technology (1.3%)

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026			8,827,000	10,162,084

				10,162,084
Technology services (1.0%)

DST Systems, Inc. cv. sr. unsec. unsub. bonds FRB Ser. C, 0.542s, 2023			5,350,000	7,921,344

				7,921,344
Telecommunications (1.5%)

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes 6 1/2s, 2016			4,325,000	5,957,688

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027 (In default)(NON)			5,121,000	25,605

SBA Communications Corp. cv. sr. unsec. notes 4s, 2014			2,475,000	6,077,672

				12,060,965
Telephone (0.1%)

Leap Wireless International, Inc. cv. sr. unsec. notes 4 1/2s, 2014			1,139,000	1,159,644

				1,159,644
Tobacco (1.0%)

Vector Group Ltd. cv. sr. unsec. FRN notes 2 1/2s, 2019			6,605,000	7,870,657

				7,870,657
Waste Management (0.7%)

Covanta Holding Corp. cv. sr. unsec. notes 3 1/4s, 2014			4,135,000	5,476,286

				5,476,286

Total convertible bonds and notes (cost $448,728,235)				$506,057,400

CONVERTIBLE PREFERRED STOCKS (25.3%)(a)
			Shares	Value

Aerospace and defense (1.9%)

United Technologies Corp. $3.75 cv. pfd.			236,060	$15,138,528

				15,138,528
Airlines (0.7%)

Continental Financial Trust II $3.00 cv. pfd.			123,410	5,723,139

				5,723,139
Automotive (1.2%)

General Motors Co. Ser. B, $2.375 cv. pfd.			187,915	9,395,750

				9,395,750
Banking (3.3%)

Bank of America Corp. Ser. L, 7.25% cv. pfd.			5,905	6,639,434

OFG Bancorp cv. pfd. Ser. C, 8.75% (Puerto Rico)			2,637	4,601,565

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			7,825	9,106,344

Wintrust Financial Corp. $3.75 cv. pfd.			93,135	5,271,441

				25,618,784
Consumer (1.1%)

Stanley Black & Decker, Inc. $4.75 cv. pfd.			62,561	8,445,735

				8,445,735
Electric utilities (2.6%)

Dominion Resources, Inc. cv. pfd. Ser. A, $3.06(NON)			124,190	6,440,493

NextEra Energy, Inc. $2.799 cv. pfd.			123,200	7,231,840

PPL Corp. $4.375 cv. pfd.			120,590	6,552,861

				20,225,194
Financial (1.4%)

AMG Capital Trust II $2.575 cv. pfd.			190,390	10,923,626

				10,923,626
Food (0.7%)

Post Holdings, Inc. 144A $3.75 cv. pfd.			51,935	5,855,671

				5,855,671
Forest products and packaging (1.4%)

Weyerhaeuser Co. Ser. A, zero % cv. pfd.(NON)			202,369	10,573,780

				10,573,780
Health-care services (0.9%)

HealthSouth Corp. Ser. A, 6.50% cv. pfd.			5,905	7,410,775

				7,410,775
Insurance (1.0%)

MetLife, Inc. $3.75 cv. pfd.			140,088	7,972,408

				7,972,408
Media (0.6%)

Interpublic Group of Cos, Inc. (The) Ser. B, 5.25% cv. pfd.			3,221	4,330,232

				4,330,232
Metals (0.9%)

ArcelorMittal Ser. MTUS, $1.50 cv. pfd. (France)			347,600	7,250,936

				7,250,936
Oil and gas (3.0%)

Apache Corp. Ser. D, $3.00 cv. pfd.			77,271	3,563,739

Chesapeake Energy Corp. 144A 5.75% cv. pfd.			10,379	11,105,530

Halcon Resources Corp. cv. pfd. Ser. A, 5.75%(NON)			8,243	8,332,024

				23,001,293
Railroads (0.9%)

Genesee & Wyoming, Inc. $5.00 cv. pfd.			54,578	6,794,415

				6,794,415
Real estate (2.3%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			274,995	6,977,998

EPR Properties Ser. C, $1.44 cv. pfd.			245,457	5,591,805

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.(R)			88,675	5,320,500

				17,890,303
Shipping (0.7%)

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.			357,750	5,297,848

				5,297,848
Technology services (0.2%)

Unisys Corp. Ser. A, 6.25% cv. pfd.			26,410	1,891,616

				1,891,616
Telecommunications (0.5%)

Iridium Communications, Inc. 144A $7.00 cv. pfd.			33,766	3,735,364

				3,735,364

Total convertible preferred stocks (cost $182,358,612)				$197,475,397

COMMON STOCKS (3.7%)(a)
			Shares	Value

Actavis, Inc.(NON)			14,620	$1,963,027

Allergan, Inc.			17,950	1,635,604

Bank of America Corp.			135,115	1,972,679

Brazil Ethanol, Inc. 144A (Unit)(F)(NON)			312,500	31

Celgene Corp.(NON)			15,435	2,266,784

Citigroup, Inc.			39,037	2,035,389

DISH Network Corp. Class A			22,320	996,588

General Motors Co.(NON)			152,620	5,474,479

Hartford Financial Services Group, Inc. (The)			67,700	2,089,222

Jazz Pharmaceuticals PLC(NON)			26,030	1,965,525

Liberty Global PLC Ser. C (United Kingdom)(NON)			24,480	1,888,877

MetLife, Inc.			44,855	2,171,879

PulteGroup, Inc.(NON)			84,525	1,405,651

SanDisk Corp.(NON)			18,965	1,045,351

United Technologies Corp.			19,100	2,016,387

Total common stocks (cost $27,837,016)				$28,927,473

CORPORATE BONDS AND NOTES (0.6%)(a)
			Principal amount	Value

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			$2,857,000	$2,657,010

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			1,840,000	2,051,600

Total corporate bonds and notes (cost $4,460,697)				$4,708,610

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Alcatel-Lucent USA, Inc. bank term loan FRN Ser. C, 7 1/4s, 2018			$1,417,875	$1,446,676

Total senior loans (cost $1,427,876)				$1,446,676

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$0.01	1,085,630	$—

Total warrants (cost $217,126)				$—

SHORT-TERM INVESTMENTS (3.3%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.02%(AFF)			25,732,420	$25,732,420

Total short-term investments (cost $25,732,420)				$25,732,420

TOTAL INVESTMENTS

Total investments (cost $690,761,982)(b)				$764,347,976

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2012 through July 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $781,809,605.
(b)	The aggregate identified cost on a tax basis is $690,781,692, resulting in gross unrealized appreciation and depreciation of $96,973,017 and $23,406,733, respectively, or net unrealized appreciation of $73,566,284.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$25,560,409	$90,316,671	$115,877,080	$9,277	$—
	Putnam Short Term Investment Fund *	—	160,164,571	134,432,151	6,269	25,732,420
	Totals	$25,560,409	$250,481,242	$250,309,231	$15,546	$25,732,420
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Capital goods	$2,016,387	$—	$—
Communication services	2,885,465	—	—
Consumer cyclicals	6,880,130	—	—
Energy	—	—	31
Financials	8,269,169	—	—
Health care	7,830,940	—	—
Technology	1,045,351	—	—
Total common stocks	28,927,442	—	31
Convertible bonds and notes	—	505,552,280	505,120
Convertible preferred stocks	21,579,021	175,896,376	—
Corporate bonds and notes	—	4,708,610	—
Senior loans	—	1,446,676	—
Warrants	—	—	—
Short-term investments	25,732,420	—	—

Totals by level	$76,238,883	$687,603,942	$505,151

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$—	$—

Total	$—	$—

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Warrants (number of warrants)	1,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 27, 2013